Income taxes - Reconciliation of effective income tax rate from the combined federal and provincial Canadian statutory tax rate (Details)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Taxes [Abstract]
Company's statutory tax rate	26.50%	26.50%
Effect of foreign tax rate differences	(0.60%)	(1.00%)
Final determination from agreements with tax authorities and expirations of statutes of limitations	(0.50%)	(0.40%)
Non-deductible and tax exempt items	0.10%	0.00%
Minimum income tax charge	0.30%	0.40%
Effective income tax rate	25.80%	25.50%